Convertible Preferred Stock - Summary of Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Total convertible preferred stock	$ 25,237,155	$ 25,237,155	$ 164,006	$ 160,507
Series A-1
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)			$ 0.001
Convertible preferred stock, shares authorized (in shares)			131,797
Convertible preferred stock, shares issued (in shares)			131,797
Convertible preferred stock, shares outstanding (in shares)			131,797
Total convertible preferred stock			$ 6,065
Series A-2
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)			$ 0.001
Convertible preferred stock, shares issued (in shares)			576,126
Convertible preferred stock, shares outstanding (in shares)			576,126
Total convertible preferred stock			$ 8,976
Series A-3
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)			$ 0.001
Convertible preferred stock, shares authorized (in shares)			612,822
Convertible preferred stock, shares issued (in shares)			612,822
Convertible preferred stock, shares outstanding (in shares)			612,822
Total convertible preferred stock			$ 10,611
Series A-4
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)			$ 0.001
Convertible preferred stock, shares authorized (in shares)			127,787
Convertible preferred stock, shares issued (in shares)			127,787
Convertible preferred stock, shares outstanding (in shares)			127,787
Total convertible preferred stock			$ 1,993
Series A-5
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)			$ 0.001
Convertible preferred stock, shares authorized (in shares)			734,533
Convertible preferred stock, shares issued (in shares)			730,320
Convertible preferred stock, shares outstanding (in shares)			730,320
Total convertible preferred stock			$ 12,858
Series A-6
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)			$ 0.001
Convertible preferred stock, shares authorized (in shares)			805,848
Convertible preferred stock, shares issued (in shares)			800,657
Convertible preferred stock, shares outstanding (in shares)			800,657
Total convertible preferred stock			$ 15,476
Series B
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)			$ 0.001
Convertible preferred stock, shares authorized (in shares)			7,021,678
Convertible preferred stock, shares issued (in shares)			6,984,971
Convertible preferred stock, shares outstanding (in shares)			6,984,971
Total convertible preferred stock			$ 84,528
Series B-1
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)			$ 0.001
Convertible preferred stock, shares authorized (in shares)			1,659,672
Convertible preferred stock, shares issued (in shares)			1,659,672
Convertible preferred stock, shares outstanding (in shares)			1,659,672
Total convertible preferred stock			$ 23,499
Series B-2
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)			$ 0.001
Convertible preferred stock, shares authorized (in shares)			1,765,609
Convertible preferred stock, shares issued (in shares)			706,243
Convertible preferred stock, shares outstanding (in shares)			706,243
Series B-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)			$ 0.001
Convertible preferred stock, shares authorized (in shares)			8,474,924
Convertible preferred stock, shares issued (in shares)			0
Convertible preferred stock, shares outstanding (in shares)			0